TRANSACTIONS WITH RELATED PARTIES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and deposits in banks	$ 824,863	$ 613,361
Financial derivative contracts	3,100,635	2,238,647
Available for sale investments		2,574,546
Other assets	991,216	764,410
Liabilities
Deposits and other demand liabilities	8,741,417	7,768,166
Obligations under repurchase agreements Loans	48,545	268,061
Time deposits and other time liabilities	13,067,819	11,913,945
Financial derivative contracts	2,517,728	2,139,488
Issued debt instruments	8,115,233	7,093,653
Other financial liabilities	900,407	745,363
Companies Of The Group [Member]
Assets
Cash and deposits in banks	189,803	74,949	$ 187,701
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	748,632	545,028	742,851
Available for sale investments
Other assets	38,960	8,480	4,711
Liabilities
Deposits and other demand liabilities	27,515	24,776	6,988
Obligations under repurchase agreements Loans	6,501	50,945	56,167
Time deposits and other time liabilities	2,585,337	785,988	1,545,835
Financial derivative contracts	770,624	418,647	954,575
Issued debt instruments	335,443	482,626	484,548
Other financial liabilities	6,807	4,919	8,970
Other liabilities	60,884	164,303	446
Associated Companies [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	105,358	86,011	33,433
Available for sale investments
Other assets	51,842	118,136	67,454
Liabilities
Deposits and other demand liabilities	(21,577)	25,805	7,141
Obligations under repurchase agreements Loans
Time deposits and other time liabilities		27,968	6,219
Financial derivative contracts	112,523	142,750	54,691
Issued debt instruments
Other financial liabilities
Other liabilities	89,817	58,168	44,329
Key Personnel [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts
Available for sale investments
Other assets
Liabilities
Deposits and other demand liabilities	2,493	2,470	2,883
Obligations under repurchase agreements Loans	329
Time deposits and other time liabilities	3,189	3,703	2,365
Financial derivative contracts
Issued debt instruments
Other financial liabilities
Other liabilities
Other [Member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	9
Available for sale investments
Other assets
Liabilities
Deposits and other demand liabilities	(480)	221	630
Obligations under repurchase agreements Loans	68
Time deposits and other time liabilities	(838)	3,504	1,984
Financial derivative contracts		7,190
Issued debt instruments
Other financial liabilities
Other liabilities